Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

18. Related Party Transactions

Principal Stockholder

Arena Loan Agreement – On January 5, 2024, as part of negotiations with Renew Group Private Limited (“Renew”), an affiliated entity of Simplify, in connection with the Company’s failure on December 29, 2023 to make the interest payment due on the loan agreement (the “Arena Loan Agreement”), dated December 15, 2022 held by Renew (the “Arena Notes”) in the amount of $2,797, that resulted in an event of default under the Arena Notes (the “Arena Notes Default”), Renew agreed in writing to a forbearance period through March 29, 2024 (subsequently extended to April 30, 2024 and September 30, 2024), subject to the Company retaining a chief restructuring officer acceptable to Renew, while reserving its rights and remedies. In connection with the forbearance, the Company had an engagement with FTI Consulting Inc., (“FTI”) from January 5, 2024 through April 26, 2024, a global business advisory firm, to assist the Company with its turnaround plans and forge an expedited path to sustainable positive cash flow and earnings to create shareholder value (the “FTI Engagement”). In connection with the FTI Engagement, Jason Frankl, a senior managing director of FTI, was appointed as the Company’s Chief Business Transformation Officer. He was later appointed as the interim Co-President. Upon completion of their work under the FTI Engagement satisfactory to Renew and the Company, the FTI Engagement was terminated as of April 26, 2024 and Mr. Frankl resigned as Co-President and Chief Business Transformation Officer. The outstanding principal on the Arena Notes was $110,691 ($8,000 for the 2023 Notes and $102,691 for the Debt) as of March 31, 2024 and the forbearance period was further extended on April 29, 2024 (as further described below) through September 30, 2024.

On April 29, 2024, the forbearance period was extended through the earlier of the following: (a) September 30, 2024; (b) the occurrence of the closing of the Business Combination (as further described below) and (c) the termination of the Business Combination prior to closing.

For the three months ended March 31, 2024, the Company had certain transactions with Renew, where it incurred interest expense totaling $2,798 under the Arena Loan Agreement, none of which was paid. As of March 31, 2024, the total balance due the related party under the Arena Loan Agreement was $5,595 as reflected within accrued expenses and other as accrued interest on the condensed consolidated balance sheets.

Common Stock Private Placement – As a result of the issuance of the Private Placement Shares to Simplify, Simplify owns approximately 54.3% of the outstanding shares of the Company’s common stock, resulting in a change in control. As a result, Simplify has the ability to determine the outcome of any issue submitted to the Company’s stockholders for approval, including the election of directors. Prior to the consummation of the Private Placement, the Company’s public stockholders held a majority of the outstanding shares of the Company’s common stock. The funds used by Simplify to purchase the Private Placement Shares came from the working capital of Simplify.

Business Combination – On February 9, 2024, New Arena Holdco, Inc. (“New Arena”), a wholly owned subsidiary of the Company, filed a Registration Statement on Form S-4 (File No. 333-276999) with the SEC in connection with the Business Combination Agreement by and among the Company, Simplify Inventions, LLC (“Simplify”), Bridge Media Networks, LLC (“Bridge Media”), New Arena and the other parties dated November 5, 2023, as amended on December 1, 2023 (the “Transaction Agreement”), that provides for the Company to combine its operations with those of Bridge Media, a wholly owned subsidiary of Simplify by way of a series of mergers with and among New Arena (the “Mergers”), subject to customary conditions, including the approval by the Company’s shareholders and certain regulatory approvals. Immediately following the Mergers, the Transaction Agreement provides for: (i) the purchase by The Hans Foundation USA, a nonprofit nonstock corporation (the “Hans Foundation”) of 25,000 shares of New Arena Series A Preferred Stock, par value $0.0001 per share, at a purchase price of $1,000.00 per share, for an aggregate purchase price of $25,000 pursuant to the subscription agreement, dated as of November 5, 2023, by and between New Arena and the Hans Foundation; and (ii) the purchase by 5-Hour International Corporation Pte. Ltd. (“5-Hour”) of 5,000,000 shares of New Arena common stock, par value $0.0001 per share (the “New Arena Common Stock”), at a purchase price of $5.00 per share, for an aggregate purchase price of $25,000 pursuant to the subscription agreement, dated as of November 5, 2023, by and between New Arena and 5-Hour. Further, concurrently with the closing of the Mergers, pursuant to that certain Committed Equity Facility Term Sheet, dated November 5, 2023, by and between Arena and Simplify, New Arena will enter into a Stock Purchase Agreement with Simplify, pursuant to which Simplify will agree to purchase, at New Arena’s request, up to $20,000 in aggregate purchase price of shares of New Arena Common Stock from time to time during the 12 months following the closing date at a price per share equal to the lesser of (i) the volume-weighted average price of the New Arena Common Stock for the last sixty trading days prior to the purchase date and (ii) $3.86 per share (the “Equity Line of Credit”), along with 60,000 shares of New Arena Common Stock as payment of a 1.5% commitment fee.

Immediately following the Closing, (i) Simplify will own approximately 79% of the outstanding shares of New Arena Common Stock, on a fully diluted basis, (ii) 5-Hour will own approximately 6% of the outstanding New Arena Common Stock and (iii) former Arena stockholders will own the remaining outstanding New Arena Common Stock. Such amounts exclude the ownership of shares of New Arena Common Stock that may be issued from time to time pursuant to the Equity Line of Credit. Following the Closing, Arena common stock will be delisted from the NYSE American (the “NYSE American”) and deregistered under the Securities Exchange Act of 1934, as amended, and cease to be publicly traded. New Arena and its subsidiaries will operate under Arena’s current name “The Arena Group Holdings, Inc.” and New Arena Common Stock will be traded on the NYSE American under Arena’s current stock ticker symbol “AREN.”

Former Principal Stockholder

Note Purchase Agreement – The Company had an outstanding obligation with BRF Finance Co., LLC (“BRF”), an affiliated entity of B. Riley Financial, Inc. (“B. Riley”), in its capacity as agent for the purchasers and as purchaser, pursuant to a third amended and restated note purchase agreement (the “Note Purchase Agreement”) entered into on December 15, 2022, that was further amended pursuant to a first amendment to the third amended and restated note purchase agreement on August 14, 2023 (the “First Amendment” as further described below), where it amended the second amended and restated note purchase agreement issued on January 23, 2022. The Note Purchase Agreement contains provisions related to the 2022 Bridge Notes, 2023 Notes, Senior Secured Notes, and Delayed Draw Term Notes, all as further described below and referred to together as the “Notes”. Under the terms of the Note Purchase Agreement and First Amendment, in the event there is a mandatory prepayment requirement (as further described below), the principal payment of the notes will be applied to: (1) the 2023 Notes until paid in full; (2) then to the 2022 Bridge Notes until paid in full; (3) then to the Delayed Draw Terms Notes until paid in full; and (4) then to the Senior Secured Notes. All borrowings under the Notes are collateralized by substantially all assets of the Company secured by liens and guaranteed by the Company’s subsidiaries. The Notes provide for a default interest rate equal to the rate of interest in effect at the time of default plus 4.0%, along with other provision for acceleration of the Notes under certain conditions. The Notes provided for certain affirmative covenants, including certain financial reporting obligations. On December 1, 2023, Renew purchased all of the notes held by B. Riley and assumed the role of agent under the Note Purchase Agreement, and also purchased all of the common stock held by B. Riley.

For the three months ended March 31, 2023, the Company paid in cash interest of $2,998 on the Notes, due to BRF.

Registered Direct Offering – On March 31, 2023, in connection with the registered direct offering, the Company entered into common stock purchase agreements for 1,009,021 shares of the Company’s common stock for a total of $3,915 in gross proceeds with B. Riley, at a price per share of $3.88 per share.

For the three months ended March 31, 2023, the Company had certain transactions with B. Riley, where it paid fees associated with the common stock public offering totaling $2,440.

Board Members

Registered Direct Offering – On March 31, 2023, in connection with the registered direct offering, the Company entered into common stock purchase agreements for 317,518 shares of the Company’s common stock for a total of $1,232 in gross proceeds with certain directors and affiliates, at a price of $3.88 per share, as follows: (i) 64,000 shares for $248 to H. Hunt Allred, a director, through certain trusts (32,000 shares are directly beneficially owned by the Allred 2002 Trust - HHA and 32,000 shares are directly beneficially owned by the by Allred 2002 Trust - NLA); (ii) 195,529 shares for $759 to 180 Degree Capital Corp, a former beneficial holder of more than 5% of the Company’s common stock; (iii) 25,773 shares for $100 to Daniel Shribman, a former director; (iv) 25,773 shares for $100 to Ross Levinsohn, a former director and the Company’s former Chief Executive Officer; and (v) 6,443 shares for $25 to Paul Edmonson, an executive officer.

26. Related Party Transactions

Principal Stockholders

The Company has an outstanding obligation with Renew, an affiliated entity of Simplify, where Renew purchased the all the outstanding debt held by BRF Finance Co., LLC (“BRF”) an affiliated entity of B. Riley Financial, Inc. (“B. Riley”) (as further described below), who now holds the debt in its capacity as agent for the purchasers and as purchaser, pursuant to the third amended and restated note purchase agreement entered into on December 15, 2022 (the “Note Purchase Agreement”), as amended by the first amendment to the Note Purchase Agreement on August 14, 2023 (the “First Amendment”) with an effective date of August 31, 2023, as further amended by the second amendment to the Note Purchase Agreement on December 1, 2023 (the “Second Amendment”). The Note Purchase Agreement contains provisions related to the 2023 Notes, Senior Secured Notes, Delayed Draw Term Notes and 2022 Bridge Notes, all as further described above and referred to as the “Notes”. Under the terms of the Note Purchase Agreement, First Amendment and Second Amendment, in the event there is a mandatory prepayment requirement, the principal payment of the Notes will be applied to: (1) the 2023 Notes until paid in full; (2) then to the 2022 Bridge Notes until paid in full; (3) then to the Delayed Draw Terms Notes until paid in full; and (4) then to the Senior Secured Notes. All borrowings under the Notes are collateralized by substantially all assets of the Company secured by liens and guaranteed by the Company’s subsidiaries. The Notes provide for a default interest rate equal to the rate of interest in effect at the time of default plus 4.0%, along with other provision for acceleration of the Notes under certain conditions. The Notes provide for certain affirmative covenants, including certain financial reporting obligations.

On November 30, 2023, Simplify entered into a stock purchase and assignment agreement (the “Stock Purchase Agreement”), pursuant to which it purchased an aggregate of 10,512,236 shares of the Company’s common stock for aggregate consideration of $30,485 on December 1, 2023 from B. Riley and other affiliated entities of B. Riley and certain other sellers (collectively the “Sellers”), resulting in Simplify becoming a principal stockholder and the Sellers no longer owning any of the Company’s common stock.

On November 30, 2023, Renew, an affiliated entity of Simplify and a principal stockholder, and BRF, an affiliate of the Sellers, entered into a securities purchase and assignment agreement (the “Debt Purchase Agreement”), pursuant to which BRF sold and assigned to Renew all of BRF’s rights, duties, liabilities and obligations pursuant to the Note Purchase Agreement, as amended, and the Notes purchased thereunder and the collateral securing such Notes on December 1, 2023 (further details are provided under the heading Arena Loan Agreement in Note 28), resulting in BRF no longer holding any debt securities of the Company. The aggregate principal balance under the Notes was $110,691 at the time of purchase by Renew.

As of November 30, 2023, Daniel Shribman, Chief Investment Officer of BRF, and Todd Sims, President of B. Riley Venture Capital, a subsidiary of BRF, resigned as members of the Board of the Company.

For the years ended December 31, 2023 and 2022, the Company paid in cash interest of $9,068 and $7,132, respectively, on the Notes due to BRF, an affiliated of B. Riley, a former principal stockholder.

For the year ended December 31, 2023, the Company incurred interest of $2,797 for the period from October 1, 2023 to December 31, 2023 on the Notes held by Renew, an affiliated entity of Simplify, a principal stockholder, where the Company defaulted on the payment of $2,797 interest due on December 29, 2023.

On March 31, 2023, in connection with the registered direct offering, the Company entered into common stock purchase agreements for 1,009,021 shares of the Company’s common stock for a total of $3,915 in gross proceeds with B. Riley, a former principal stockholder, at a price per share of $3.88 per share.

On August 10, 2023, the Series H Preferred Stock automatically converted into shares of the Company’s common stock at the conversion price of $7.26 per share, of which 134,550 shares were issued to B. Riley, a former principal stockholder.

On August 31, 2023, September 29, 2023 and November 27, 2023, in connection with the 2023 Notes, BRF, an affiliated entity of B. Riley, a former principal stockholder, issued $5,000, $1,000 and $2,000, respectively, in aggregate principal amount under the 2023 Note, where the Company incurred fees of $357.

The Company entered into transactions with B. Riley, a former principal stockholder, where it borrowed funds under the 2022 Bridge Notes of $36,000 during the year ended December 31, 2022.

For the year ended December 31, 2022, the Company had certain transactions with B. Riley, a former principal stockholder, where it paid fees associated with the common stock public offering totaling $2,440.

Registered Direct Offering

On March 31, 2023, in connection with the registered direct offering, the Company entered into common stock purchase agreements for 317,518 shares of the Company’s common stock for a total of $1,232 in gross proceeds with certain directors and affiliates, at a price of $3.88 per share, as follows: (i) 64,000 shares for $248 to H. Hunt Allred, a director, through certain trusts (32,000 shares are directly beneficially owned by the Allred 2002 Trust - HHA and 32,000 shares are directly beneficially owned by the by Allred 2002Trust - NLA); (ii) 195,529 shares for $759 to 180 Degree Capital Corp, a beneficial holder of more than 5% of the Company’s common stock; (iii) 25,773 shares for $100 to Daniel Shribman, a former director; (iv) 25,773 shares for $100 to Ross Levinsohn, a former director and the Company’s former Chief Executive Officer; and (v) 6,443 shares for $25 to Paul Edmonson, an executive officer.

Repurchases of Restricted Stock

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with the HubPages merger, pursuant to which the Company agreed to repurchase from certain key personnel of HubPages, Inc., including Paul Edmondson, one of the Company’s officers, and his spouse, an aggregate of 764 shares of the Company’s common stock at a price of $88.00 per share each month for a period of 24 months, for aggregate proceeds to Mr. Edmondson and his spouse of $67 per month. For year ended December 31, 2022, the Company paid Mr. Edmonson and his spouse $269 for 3,056 shares of the Company’s common stock.

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

Note 5 – Related Party Transactions

Revenue

The Company provides advertising services to related parties. The Company recorded $2.3 million and $372 thousand in related party revenue for the three months ended March 31, 2024 and 2023, respectively.

Broadcasting Services Expense

The Company receives broadcasting services from one of its related parties. The Company recorded $445 thousand and $89 thousand for related party broadcasting expenses which are included in cost of sales of the Company’s statement of operations for the three months ended March 31, 2024 and 2023, respectively.

Employee Sharing Agreement

On January 1, 2023, Bridge Media entered into an employee sharing agreement with Bridge News, pursuant to which Bridge News has agreed to make certain of its employees available to Bridge Media to perform services for Bridge Media through December 31, 2023 (the “Employee Sharing Agreement”). On January 1, 2024, the Employee Sharing Agreement was extended through December 31, 2024. Bridge News pays for all direct costs of the individuals subject to the Employee Sharing Agreement on behalf of Bridge Media and Bridge News remains the employer of the individuals subject to the Employee Sharing Agreement. Pursuant to the Employee Sharing Agreement, Bridge Media has incurred an aggregate of $2.5 million and $1.1 million in payroll expenses which are included in general and administrative expenses for the three months ended March 31, 2024 and 2023, respectively.

Bridge News sponsors a 401(k) plan for its employees, including employees subject to the Employee Sharing Agreement with Bridge Media. The plan provides for discretionary matching contributions. Bridge Media incurred $40 thousand and $9 thousand of expenses for contributions to the plan which are included in general and administrative expenses for the three months ended March 31, 2024 and 2023, respectively.

Shared Service Expenses

The Company records expenses for monthly shared services provided by its parent company and other related parties. These services include employee time spent performing accounting, human resources, information technology, marketing and other professional services for the Company, as well as any non-employee related expenses incurred on behalf of the Company. Total shared service fees charged to the Company, which are included in general and administrative expenses of the Company’s statement of operations, were $321 thousand and $61 thousand for the three months ended March 31, 2024 and 2023, respectively.

Consulting Expenses

During the three months ended March 31, 2024, the Company recorded $3 thousand in expenses for consulting services from a related party. These expenses are included in general and administrative expenses in the Company’s statement of operations. The Company did not record any related party consulting expenses for the three months ended March 31, 2023.

Bridge Media Networks, LLC

Notes to Unaudited Financial Statements

Note Payable

On January 1, 2024, the Company entered into a revolving promissory note with its parent company, Simplify, in which bears interest at 6%. The revolving promissory note matures on January 1 2028. Outstanding principal, together with any accrued but unpaid interest, will become due in full immediately upon demand of Simplify or on the maturity date. The note had a balance of $2.7 million as of March 31, 2024 and the Company recorded interest expense of $21 thousand for the three months ended March 31, 2024.

On February 21, 2023, the Company entered into a revolving promissory note with Simplify which bears interest at 6%. On October 1, 2023, the Company entered into a debt contribution agreement with Simplify to convert the outstanding debt and related accrued interest of the revolving promissory note to an equity contribution. The total balance of the debt converted to an equity contribution was $26.3 million.

Contributions and Distributions

During the three months ended March 31, 2024, the Company received a non cash contribution of $2.4 million for payroll expenses paid by Bridge News. During the three months ended March 31, 2023, the Company recorded a $1.1 million contribution for payroll expenses paid by Bridge News net of an unbilled revenue of $300 thousand collected by Bridge News on behalf of Bridge Media.

The Company did not record any distributions for the three months ended March 31, 2024. During the three months ended March 31, 2023, the Company distributed approximately $1.7 million in cash and $385 thousand in fixed assets to a related party.

Note 6 – Related Party Transactions

Revenue

The Company provides advertising services to related parties. The Company recorded $4.5 million in related party revenue for the year ended December 31, 2023. The Company did not record any related party revenue for the year ended December 31, 2022.

Broadcasting Services Expense

The Company receives broadcasting services from one of its related parties. The Company recorded $719 thousand for related party broadcasting expenses which are included in cost of sales of the Company’s statement of operations for the year ended December 31, 2023. The Company did not record any related party broadcasting expenses for the year ended December 31, 2022.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022

Employee Sharing Agreement

On January 1, 2023, Bridge Media entered into an employee sharing agreement with Bridge News, pursuant to which Bridge News has agreed to make certain of its employees available to Bridge Media to perform services for Bridge Media through December 31, 2023 (the “Employee Sharing Agreement”). Bridge News pays for all direct costs of the individuals subject to the Employee Sharing Agreement on behalf of Bridge Media and Bridge News remains the employer of the individuals subject to the Employee Sharing Agreement. Pursuant to the Employee Sharing Agreement, Bridge Media has incurred an aggregate of $6.9 million in payroll expenses which are included in general and administrative expenses for the year ended December 31, 2023.

Bridge News sponsors a 401(k) plan for its employees, including employees subject to the Employee Sharing Agreement with Bridge Media. The plan provides for discretionary matching contributions. Bridge media incurred $79 thousand of expenses for contributions to the plan which are included in general and administrative expenses for the year ended December 31, 2023.

On January 1, 2024, the Employee Sharing Agreement was extended through December 31, 2024.

Shared Service Expenses

The Company records expenses for monthly shared services provided by its parent company and other related parties. These services include employee time spent performing accounting, human resources, information technology, marketing and other professional services for the Company, as well as any non-employee related expenses incurred on behalf of the Company. Total shared service fees charged to the Company, which are included in general and administrative expenses of the Company’s statement of operations, were $533 thousand and $25 thousand for the years ended December 31, 2023 and 2022, respectively.

Advertising Expenses

During the year ended December 31, 2023, the Company recorded $118 thousand in expenses for advertising expenses paid for by a related party on behalf of the Company. Advertising expenses are included in general and administrative expenses in the Company’s statement of operations. The Company did not record any related party advertising expenses for the year ended December 31, 2022.

Consulting Expenses

During the year ended December 31, 2023, the Company recorded $345 thousand in expenses for consulting services from a related party. These expenses are included in general and administrative expenses in the Company’s statement of operations. The Company did not record any related party consulting expenses for the year ended December 31, 2022.

Note Payable

On February 21, 2023, the Company entered into a revolving promissory note with Simplify which bears interest at 6%. On October 1, 2023, the Company entered into a debt contribution agreement with Simplify to convert the outstanding debt and related accrued interest of the revolving promissory note to an equity contribution. The total balance of the debt converted to an equity contribution was $26.3 million.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022

Contributions and Distributions

During the year ended December 31, 2023, the Company received $35.3 million in cash and non-cash contributions from Simplify to support current and future operations. The cash contribution of $1.8 million was received from Simplify. Non cash- contributions include conversion of the revolving promissory note with Simplify in the amount of $26.3 million to an equity contribution, $6.9 million for payroll expenses paid by Bridge News, $499 thousand for interest expense paid by Simplify on behalf of the Company, and are net of $213 thousand of unbilled revenue collected by BN on behalf of BMN. During the year ended December 31, 2022, the Company recorded a $1.0 million contribution in the form of payment for consideration for the TravelHost acquisition. The remaining 2022 contributions consisted of $3.7 million of property and equipment and $0.1 million of net current assets and liabilities.

During the year ended December 31, 2023, the Company distributed approximately $16.7 million in cash and $369 thousand in fixed assets to a related party. The Company did not record any distributions for the year ended December 31, 2022.